StepStone Private Credit Income Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments - 114.5% of NAV
Senior Secured Loans - 81.6% of NAV									1,2,3,4
Europe - 1.4% of NAV
Kee Safety LLC	First Lien Term Loan	8.87%	1M SOFR	4.75%	3/31/2032	$5,651,038	$5,594,640	$5,594,759	5,6,19
SERB Pharmaceuticals	First Lien Term Loan	9.16%	3M SOFR	5.00%	12/31/2032	8,184,834	8,082,638	8,080,612	5,6,19
Total Direct Lending - Senior Secured Loans - Europe							$13,677,278	$13,675,371
North America - 80.2% of NAV
AAH Topco, LLC	Delayed Draw	9.23%	3M SOFR	5.00%	3/31/2031	$3,153,207	$266,086	$271,620	5,6,8,10
ABC Technologies Inc.	First Lien Term Loan	12.39%	1M SOFR	8.25%	4/15/2032	2,021,681	1,946,727	1,945,440	5,6,10,19
ACP Avenu Buyer, LLC	First Lien Term Loan	9.04%	3M SOFR	4.75%	10/2/2029	293,180	290,487	290,686	5,6,11,19
ACP Avenu Buyer, LLC	First Lien Term Loan	9.32%	1M SOFR	5.00%	10/2/2029	372,838	369,200	369,006	5,6,11,19
ACP Avenu Buyer, LLC	Delayed Draw	1.00%	3M SOFR		10/2/2029	248,846	(1,122)	(845)	5,6,7,8,11,26
ACP Avenu Buyer, LLC	Revolver	0.50%	3M SOFR		10/2/2029	87,096	(785)	(743)	5,6,7,8,11
ACP Oak Buyer, Inc.	First Lien Term Loan	9.17%	3M SOFR	5.00%	5/16/2031	5,900,704	5,872,259	5,841,539	5,6,11,19
ACP Oak Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		5/16/2031	1,408,451	(6,877)	(14,087)	5,6,7,8,11,26
ACP Oak Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		5/16/2031	1,408,451	(6,877)	(14,087)	5,6,7,8,11,26
ACP Oak Buyer, Inc.	Revolver	0.50%	3M SOFR		5/16/2031	1,267,606	(6,037)	(12,678)	5,6,7,8,11
ACR Group Borrower, LLC	First Lien Term Loan	10.60%	3M SOFR	6.00%	3/31/2028	304,108	304,587	303,860	5,6,11,20
Advanced Medical Management, LLC.	First Lien Term Loan	10.47%	3M SOFR	6.00%	6/18/2028	7,870,663	7,771,915	7,764,177	5,6,11,19
Advanced Medical Management, LLC	Revolver	1.00%	3M SOFR		6/18/2028	789,586	(8,364)	(9,314)	5,6,7,8,11
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.00%	3M SOFR	5.00%	10/28/2026	1,460,688	1,447,002	1,456,431	5,6,11
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.00%	3M SOFR	5.00%	10/28/2026	1,980,675	1,965,119	1,972,475	5,6,11,19
Alkeme Intermediary Holdings, LLC	Revolver	0.50%	3M SOFR		8/18/2031	30,404	(149)	(127)	5,6,7,8,11
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.33%	1M SOFR	5.00%	5/28/2027	506,727	78,054	78,450	5,6,8,11
Allworth Financial Group, L.P.	Revolver	0.50%	3M SOFR		12/23/2027	176,678	(620)	(514)	5,6,7,8,11
Allworth Financial Group, L.P.	Delayed Draw	9.03%	1M SOFR	4.75%	12/23/2027	3,815,635	1,589,851	1,593,329	5,6,8,11
Ambient Enterprises Holdco LLC	First Lien Term Loan	9.25%	3M SOFR	5.25%	6/28/2030	939,222	927,510	928,470	5,6,11,19
Ambient Enterprises Holdco LLC	Delayed Draw	9.24%	1M SOFR	5.25%	6/28/2030	1,602,738	174,540	175,826	5,6,8,11
Amercareroyal, LLC	First Lien Term Loan	9.16%	1M SOFR	5.00%	9/6/2031	2,582,892	2,557,333	2,564,691	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Amercareroyal, LLC	Delayed Draw	9.16%	1M SOFR	5.00%	9/10/2030	$411,350	$407,676	$410,655	5,6,11,19
Amercareroyal, LLC	Delayed Draw	1.00%	3M SOFR		9/10/2030	597,590	—	—	5,6,7,8,11,26
Amercareroyal, LLC	Revolver	9.16%	1M SOFR	5.00%	9/6/2031	385,542	184,172	185,235	5,6,8,11
American Family Care, LLC	First Lien Term Loan	9.00%	1M SOFR	4.75%	9/10/2029	2,010,862	2,000,814	2,000,807	5,6,11,19
American Family Care, LLC	Revolver	0.50%	3M SOFR		9/10/2029	451,631	(2,253)	(2,258)	5,6,7,8,11
American Family Care, LLC	Delayed	1.00%	3M SOFR		9/10/2029	1,505,436	(7,420)	(7,527)	5,6,7,8,11,26
AmeriLife Holdings LLC	First Lien Term Loan	9.01%	6M SOFR	5.00%	8/31/2029	5,322,609	5,296,153	5,322,609	5,6,10,19
AmeriLife Holdings LLC	Delayed Draw	1.00%	3M SOFR		8/31/2029	1,787,698	(4,140)	4,469	5,6,7,8,10,26
AmeriLife Holdings LLC	Revolver	8.92%	3M SOFR	4.75%	8/31/2028	885,797	143,526	147,633	5,6,8,10
Amplify Buyer, Inc.	First Lien Term Loan	8.89%	3M SOFR	4.75%	9/17/2032	4,000,000	3,980,028	3,980,000	5,6,11,19
Any Hour LLC	Revolver	9.31%	3M SOFR	5.25%	5/23/2030	346,320	182,862	178,839	5,6,8,9
Any Hour LLC	Delayed Draw	9.25%	3M SOFR	5.25%	5/23/2030	691,801	61,843	55,238	5,6,8,9
Any Hour LLC	First Lien Term Loan	9.25%	3M SOFR	5.25%	5/23/2030	2,342,641	2,313,574	2,287,348	5,6,9,19
Apex Service Partners, LLC	Delayed Draw	9.17%	3M SOFR	5.00%	10/24/2030	2,155,217	2,135,981	2,147,619	5,6,11,19
Apex Service Partners, LLC	Delayed Draw	9.20%	3M SOFR	5.00%	10/24/2030	290,412	287,854	287,919	5,6,11,19
Apex Service Partners, LLC	First Lien Term Loan	9.20%	3M SOFR	5.00%	10/24/2030	1,220,168	1,209,423	1,209,694	5,6,11,19
Apex Service Partners, LLC	First Lien Term Loan	9.31%	3M SOFR	5.00%	10/24/2030	1,573,968	1,559,051	1,561,298	5,6,11,19
Apex Service Partners, LLC	Revolver	0.50%	3M SOFR		10/24/2029	96,927	(802)	(832)	5,6,7,8,11
Apex Service Partners, LLC	Delayed Draw	9.21%	3M SOFR	5.00%	10/24/2030	4,618,123	2,583,952	2,605,443	5,6,8,11
Aptean, Inc.	First Lien Term Loan	8.97%	3M SOFR	4.75%	1/30/2031	7,026,711	6,994,697	7,026,711	5,6,10
Aptean, Inc.	Delayed Draw	0.50%	3M SOFR		1/30/2031	2,460,152	(5,513)	(6,702)	5,6,7,8,10,26
Aptean, Inc.	Revolver	11.00%	PRIME	3.75%	1/30/2031	285,408	15,029	14,815	5,6,8,10
Archer Lewis, LLC	First Lien Term Loan	9.81%	3M SOFR	5.75%	8/28/2029	1,237,365	1,221,936	1,215,376	5,6,11,19
Archer Lewis, LLC	Delayed Draw	10.05%	3M SOFR	5.75%	8/28/2029	17,445	17,234	17,135	5,6,11,19
Archer Lewis, LLC	Revolver	0.50%	3M SOFR		8/28/2029	35,211	(421)	(626)	5,6,7,8,11
Archer Lewis, LLC	Delayed Draw	9.92%	3M SOFR	5.75%	8/28/2029	17,572	6,327	6,256	5,6,8,11

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Arctic Holdco, LLC	First Lien Term Loan	9.25%	3M SOFR	5.25%	1/31/2032	$1,762,941	$1,747,761	$1,743,296	5,6,11,19
Arctic Holdco, LLC	Delayed Draw	9.55%	3M SOFR	5.25%	1/31/2032	201,222	123,172	123,286	5,6,8,11
Arctic Holdco, LLC	Revolver	9.40%	3M SOFR	5.25%	1/31/2031	134,565	23,089	22,872	5,6,8,11
Argano LLC	First Lien Term Loan	9.89%	1M SOFR	5.75%	9/13/2029	692,174	683,037	681,415	5,6,11
Argano LLC	First Lien Term Loan	9.89%	1M SOFR	5.75%	9/13/2029	5,121,483	5,058,446	5,041,876	5,6,11,19
Argano LLC	Revolver	0.50%	3M SOFR		9/13/2029	166,836	(1,985)	(2,593)	5,6,7,8,11
Argano LLC	Delayed Draw	10.07%	1M SOFR	5.75%	9/13/2029	6,000,000	4,067,164	4,105,603	5,6,8,11
ASP Global Holdings, LLC	First Lien Term Loan	9.56%	3M SOFR	5.25%	7/31/2029	2,059,413	2,042,648	2,055,712	5,6,11,19
ASP Global Holdings, LLC	Revolver	9.53%	3M SOFR	5.25%	7/31/2029	258,412	178,854	180,888	5,6,8,11
ASP Global Holdings, LLC	Delayed Draw	9.56%	3M SOFR	5.25%	7/31/2029	855,223	602,050	607,333	5,6,8,11
Autism Learning Partners Holdings	First Lien Term Loan	9.19%	3M SOFR	5.00%	8/16/2027	1,809,827	1,800,701	1,796,106	5,6,11,20
Aviation Technical Services, Inc.	First Lien Term Loan	10.07%	3M SOFR	5.75%	7/12/2029	1,320,000	1,311,921	1,311,303	5,6,11,19
Aviation Technical Services, Inc.	Revolver	0.50%	3M SOFR		7/12/2029	166,667	(976)	(1,098)	5,6,7,8,11
Avita Care Solutions	First Lien Term Loan	9.50%	3M SOFR	5.25%	8/6/2030	3,670,330	3,624,626	3,625,807	5,6,11,19
Avita Care Solutions	Revolver	11.50%	PRIME	4.25%	8/6/2030	329,670	61,755	61,935	5,6,8,11
Axis Portable Air, LLC	Delayed Draw	9.80%	3M SOFR	5.50%	3/22/2028	396,306	394,445	394,156	5,6,11
Axis Portable Air, LLC	Delayed Draw	9.50%	3M SOFR	5.50%	3/22/2028	1,283,945	1,277,056	1,278,755	5,6,11,19
Axis Portable Air, LLC	Revolver	9.50%	3M SOFR	5.50%	3/22/2028	387,997	56,167	56,630	5,6,8,11
Axxiom Elevator LLC	First Lien Term Loan	8.92%	6M SOFR	4.75%	10/19/2029	1,672,313	1,674,969	1,672,313	5,6,11,20
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	6/30/2032	5,959,047	5,901,310	5,903,681	5,6,10,19
Badge 21 Midco Holdings LLC	Revolver	0.50%	3M SOFR		6/30/2032	694,752	(6,660)	(6,455)	5,6,7,8,10
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%	3M SOFR		6/30/2032	1,098,200	(10,534)	(10,203)	5,6,7,8,11,26
BBMA Buyer LLC	Delayed Draw	10.05%	3M SOFR	5.75%	1/2/2030	4,150,464	1,287,922	1,248,314	5,6,8,11
BC Group Holdings, Inc.	Delayed Draw	9.05%	3M SOFR	4.75%	12/19/2025	4,970,472	3,641,488	3,626,914	5,6,8,10
BCI Burke Holding Corp.	First Lien Term Loan	10.00%	3M SOFR	6.00%	12/14/2027	2,901,976	2,873,183	2,883,094	5,6,11,19
BCI Burke Holding Corp.	Delayed Draw	1.00%	3M SOFR		12/14/2027	838,634	(5,846)	(5,457)	5,6,7,8,11,26

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Beacon Oral Specialists Management LLC	Delayed Draw	1.00%	3M SOFR		12/14/2026	$1,010,633	$(1,816)	$(1,895)	5,6,7,8,11,26
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.88%	1M SOFR	5.50%	1/14/2027	1,157,845	1,149,207	1,146,445	5,6,11,19
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.88%	1M SOFR	5.50%	1/14/2027	2,228,728	2,212,298	2,206,729	5,6,11,19
Berlin Rosen Acquisition, LLC	Revolver	9.88%	1M SOFR	5.50%	1/14/2027	576,465	485,799	484,320	5,6,8,11
Big Top Holdings, LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	3/1/2030	804,528	791,322	789,200	5,6,11,19
Big Top Holdings, LLC	Revolver	0.50%	3M SOFR		3/1/2030	25,000	(390)	(473)	5,6,7,8,11
Blue Matter Consulting LLC	First Lien Term Loan	9.15%	3M SOFR	5.00%	5/24/2027	4,912,594	4,889,855	4,886,266	5,6,11,20
BridgePointe Technologies, LLC	Delayed Draw	0.50%	3M SOFR		12/31/2027	5,081,973	(49,857)	(45,685)	5,6,7,8,11,26
BridgePointe Technologies, LLC	Delayed Draw	9.13%	6M SOFR	5.00%	12/31/2027	5,081,973	1,769,285	1,773,357	5,6,8,11
Brightmore Brands LLC	First Lien Term Loan	9.67%	3M SOFR	5.38%	9/10/2029	3,330,028	3,288,598	3,283,580	5,6,13,19
Bristol Hospice, LLC	First Lien Term Loan	10.21%	3M SOFR	6.00%	8/26/2032	3,651,568	3,615,083	3,617,706	5,6,10,19
Bristol Hospice, LLC	Revolver	0.50%	3M SOFR		8/26/2032	348,432	(3,437)	(3,231)	5,6,7,8,10
Campany Roofing Maintenance, LLC	Delayed Draw	11.26%	1M SOFR	7.00%	11/27/2028	1,575,955	1,556,894	1,555,306	5,6,13,19
Cardiovascular Associates	First Lien Term Loan	9.41%	1M SOFR	5.25%	5/22/2029	826,399	812,045	823,164	5,6,11
Cardiovascular Associates	First Lien Term Loan	9.42%	1M SOFR	5.25%	5/22/2029	1,605,447	1,595,399	1,599,153	5,6,11,19
Cardiovascular Associates	Revolver	0.50%	3M SOFR		5/22/2028	190,340	(926)	(745)	5,6,7,8,11
Cardiovascular Associates	Delayed Draw	1.00%	1M SOFR		2/1/2027	5,859,000	(71,281)	(68,773)	5,6,7,8,11,26
CARDS Acquisition, Inc.	First Lien Term Loan	10.30%	3M SOFR	6.00%	8/12/2029	2,238,261	2,219,857	2,115,986	5,6,11,19
CARDS Acquisition, Inc.	Delayed Draw	10.31%	3M SOFR	6.00%	8/12/2029	1,303,913	337,108	276,265	5,6,8,11
CARDS Acquisition, Inc.	Revolver	10.33%	1M SOFR	6.00%	8/12/2029	434,783	297,838	277,608	5,6,8,11
Carnegie Dartlet, LLC	First Lien Term Loan	9.86%	1M SOFR	5.50%	2/7/2030	167,351	165,327	163,240	5,6,11,19
Carnegie Dartlet, LLC	Revolver	0.50%	3M SOFR		2/7/2030	20,000	(171)	(490)	5,6,7,8,11
Carnegie Dartlet, LLC	Delayed Draw	9.86%	1M SOFR	5.50%	2/7/2030	59,930	13,717	13,064	5,6,8,11
Catalyst Acoustic Group, Inc.	First Lien Term Loan	9.17%	6M SOFR	5.00%	11/12/2030	2,732,007	2,721,376	2,726,926	5,6,11,20
Catalyst Acoustic Group, Inc.	Delayed Draw	9.17%	3M SOFR	5.00%	11/12/2030	2,216,556	1,109,404	1,123,549	5,6,8,11
CCMG Buyer LLC	First Lien Term Loan	9.82%	1M SOFR	5.50%	5/8/2030	1,888,666	1,873,605	1,873,395	5,6,11,20

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Centex Acquisition, LLC	First Lien Term Loan	9.77%	3M SOFR	5.75%	5/9/2029	$2,913,667	$2,870,283	$2,869,853	5,6,11,19
Centex Acquisition, LLC	Revolver	9.52%	1M SOFR	5.25%	5/9/2029	1,079,030	211,126	210,979	5,6,8,11
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%	3M SOFR		7/30/2029	1,232,394	(10,469)	(11,785)	5,6,7,8,10,26
Cerity Partners Equity Holding LLC	Delayed Draw	9.45%	3M SOFR	5.25%	7/28/2029	3,572,928	2,538,096	2,544,946	5,6,8,10
Cerity Partners Equity Holding LLC	Revolver	9.41%	1M SOFR	5.25%	7/30/2029	410,256	50,509	51,282	5,6,8,10
Chronicle Parent LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	4/15/2031	7,019,444	6,969,687	6,984,131	5,6,11,19
Chronicle Parent LLC	Revolver	0.50%	6M SOFR		4/15/2031	740,741	(5,153)	(3,717)	5,6,7,8,11
Chronicle Parent LLC	Delayed Draw	9.33%	3M SOFR	5.00%	4/15/2031	2,222,222	177,072	182,222	5,6,8,11
Clarest Health, LLC (FKA ProCare LTC Parent, LLC)	First Lien Term Loan	9.90%	3M SOFR	5.50%	2/3/2026	5,066,984	5,012,045	4,922,204	5,6,11,20
Clinical Research (ITC) Buyer, Inc.	Delayed Draw	9.53%	6M SOFR	5.25%	5/17/2030	1,346,625	1,335,612	1,335,439	5,6,11
CMG Holding Co, LLC	First Lien Term Loan	9.20%	3M SOFR	5.00%	11/26/2030	1,833,407	1,825,229	1,826,624	5,6,11,19
CMG Holding Co, LLC	Revolver	0.50%	3M SOFR		11/26/2030	275,011	360	(56)	5,6,7,8,11
CMG Holding Co, LLC	Delayed Draw	9.16%	3M SOFR	5.00%	11/26/2030	1,833,407	730,409	732,989	5,6,8,11
Combined Wellness Acquisition Co	Delayed Draw	10.13%	6M SOFR	5.50%	2/27/2026	4,970,375	4,739,377	4,730,486	5,6,8,11
Compass Koons Gas LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	5/1/2030	2,709,295	2,713,597	2,694,728	5,6,10,20
Concert Golf Partners Holdco LLC	Delayed Draw	8.88%	1M SOFR	4.50%	3/31/2031	500,076	241,593	237,683	5,6,8,10
Consolidated Equipment Group, LLC	First Lien Term Loan	9.84%	1M SOFR	5.42%	8/12/2027	1,647,575	1,642,332	1,639,848	5,6,14,20
Cooper's Hawk Intermediate Holding, LLC	First Lien Term Loan	9.70%	3M SOFR	5.50%	7/29/2031	3,073,684	3,028,543	3,027,827	5,6,10,19
Cooper's Hawk Intermediate Holding, LLC	Revolver	0.50%	6M SOFR		7/29/2031	294,737	(4,296)	(4,397)	5,6,7,8,10
Cooper's Hawk Intermediate Holding, LLC	Delayed Draw	1.00%	3M SOFR		7/29/2031	631,579	(9,341)	(9,423)	5,6,7,8,10,26
Cornerstone Advisors of Arizona, LLC	First Lien Term Loan	8.75%	3M SOFR	4.75%	5/13/2032	3,577,712	3,560,595	3,563,935	5,6,11,19
Cornerstone Advisors of Arizona, LLC	Revolver	0.38%	3M SOFR		5/13/2032	447,214	(2,107)	(1,722)	5,6,7,8,11
Creative Multicare LLC	Delayed Draw	0.75%	3M SOFR		3/27/2030	3,205,128	(272)	—	5,6,7,8,11,26
CRH Healthcare Purchaseer, Inc.	First Lien Term Loan	9.27%	3M SOFR	5.25%	9/17/2031	3,034,483	3,004,149	3,004,138	5,6,11,19
CRH Healthcare Purchaseer, Inc.	Revolver	0.50%	3M SOFR		9/17/2031	275,862	(2,741)	(2,759)	5,6,7,8,11
CRH Healthcare Purchaseer, Inc.	Delayed Draw	1.00%	3M SOFR		9/17/2031	689,655	(6,854)	(6,897)	5,6,7,8,11,26

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
CSG Buyer, Inc.	First Lien Term Loan	10.56%	3M SOFR	6.25%	7/29/2029	$2,338,816	$2,314,973	$2,299,246	5,6,11,19
CSG Buyer, Inc.	Revolver	0.50%	3M SOFR		7/29/2029	157,895	(2,429)	(5,082)	5,6,7,8,11
CSG Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		7/29/2029	473,684	(912)	(10,447)	5,6,7,8,11,26
CT Technologies Intermediate Holdings	First Lien Term Loan	8.91%	1M SOFR	4.75%	9/2/2031	2,286,171	2,280,465	2,281,929	5,6,10,19
CT Technologies Intermediate Holdings	Delayed Draw	—%	6M SOFR		9/2/2031	156,693	—	(289)	5,6,7,8,10,26
Curio Brands Intermediate, LLC	First Lien Term Loan	9.25%	3M SOFR	5.25%	4/2/2031	8,019,118	7,951,653	7,936,802	5,6,10,19
Curio Brands Intermediate, LLC	Delayed Draw	0.50%	3M SOFR		4/2/2031	1,307,190	(5,357)	(6,856)	5,6,7,8,10,26
Curio Brands Intermediate, LLC	Revolver	0.50%	3M SOFR		4/2/2031	653,595	(5,359)	(6,709)	5,6,7,8,10
Cyber Advisors, Inc.	First Lien Term Loan	9.72%	3M SOFR	5.25%	7/18/2028	2,529,699	2,504,547	2,504,783	5,6,11,19
Cyber Advisors, Inc.	Delayed Draw	9.70%	3M SOFR	5.25%	7/18/2028	4,479,706	3,966,232	3,994,983	5,6,8,11
Danforth Global, Inc.	First Lien Term Loan	9.70%	3M SOFR	5.50%	12/9/2027	2,132,868	2,111,338	2,111,170	5,6,11,19
Danforth Global, Inc.	Delayed Draw	9.82%	3M SOFR	5.50%	12/9/2027	178,782	176,871	178,346	5,6,11,19
Danforth Global, Inc.	First Lien Term Loan	9.70%	3M SOFR	5.50%	12/9/2027	1,485,000	1,465,164	1,469,629	5,6,11,19
Danforth Global, Inc.	First Lien Term Loan	9.82%	3M SOFR	5.50%	12/9/2027	1,492,056	1,492,056	1,474,191	5,6,11,19
Danforth Global, Inc.	Delayed Draw	9.73%	3M SOFR	5.50%	12/9/2027	158,800	157,172	158,800	5,6,11,19
Danforth Global, Inc.	Delayed Draw	9.73%	3M SOFR	5.50%	12/9/2027	2,991,591	2,170,448	2,196,068	5,6,8,11
Danforth Global, Inc.	Revolver	9.65%	1M SOFR	5.50%	12/9/2027	747,898	138,533	140,647	5,6,8,11
DCCM MergerSub, LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	6/24/2032	5,857,784	5,799,371	5,807,820	5,6,10,19
DCCM MergerSub, LLC	Delayed Draw	0.75%	3M SOFR		6/24/2032	2,864,617	(28,015)	(24,434)	5,6,7,8,10,26
DCCM MergerSub, LLC	Revolver	4.25%	3M SOFR		6/24/2032	1,145,847	(10,952)	(9,773)	5,6,7,8,10
Dealer Services Network, LLC	First Lien Term Loan	10.04%	3M SOFR	5.75%	2/9/2027	2,906,075	2,888,803	2,898,739	5,6,11,19
DecisionPoint Technologies Buyer, Inc.	First Lien Term Loan	9.81%	3M SOFR	5.75%	8/31/2029	685,216	676,741	676,651	5,6,11
DecisionPoint Technologies Buyer, Inc.	Delayed Draw	9.75%	3M SOFR	5.75%	8/31/2029	1,550,327	1,531,198	1,530,948	5,6,11
Denali Intermediate Holdings	First Lien Term Loan	9.67%	1M SOFR	5.50%	8/26/2032	6,573,797	6,508,739	6,511,699	5,6,19
Denali Intermediate Holdings	Revolver	0.50%	3M SOFR		8/26/2032	657,380	(6,478)	(6,210)	5,6,7,8
Denali Topco, LLC	First Lien Term Loan	8.97%	3M SOFR	4.75%	8/26/2032	2,786,885	2,751,023	2,760,082	5,6,11

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Denali Topco, LLC	Revolver	0.50%	3M SOFR		8/26/2032	$393,443	$—	$—	5,6,7,8,11
Denali Topco, LLC	Delayed Draw	—%	3M SOFR		8/26/2032	819,672	—	—	5,6,7,8,11,26
Dentive, LLC	First Lien Term Loan	11.05%	3M SOFR	6.75%	12/22/2028	1,493,671	1,478,917	1,478,043	5,6,10,19
Dentive, LLC	Delayed Draw	11.05%	3M SOFR	6.75%	12/22/2028	742,058	734,732	727,256	5,6,10,19
Dentive, LLC	Revolver	11.23%	3M SOFR	6.93%	12/22/2028	235,688	205,142	204,946	5,6,8,10
DermCare Holdings, LLC	Revolver	10.17%	1M SOFR	5.75%	4/21/2028	420,875	420,875	420,875	5,6,11
DermCare Holdings, LLC	First Lien Term Loan	10.17%	1M SOFR	5.75%	4/21/2028	3,800,804	3,800,804	3,800,804	5,6,11,19
DermCare Holdings, LLC	Delayed Draw	10.17%	1M SOFR	5.75%	4/21/2028	812,831	812,831	812,831	5,6,11,19
DermCare Holdings, LLC	Delayed Draw	10.17%	1M SOFR	5.75%	4/21/2028	1,895,953	1,895,953	1,895,953	5,6,11,19
Digicert, Inc.	First Lien Term Loan	10.07%	1M SOFR	5.75%	7/10/2030	3,730,753	3,674,880	3,674,207	5,6,10,19
Digicert, Inc.	Revolver	0.50%	3M SOFR		7/10/2030	269,247	(3,924)	(4,081)	5,6,7,8,10
Distinct Holdings, Inc.	First Lien Term Loan	9.97%	6M SOFR	5.75%	7/18/2029	1,809,826	1,781,087	1,761,581	5,6,11,20
Diversis Tempo Holdco, LLC	First Lien Term Loan	10.55%	3M SOFR	6.25%	8/22/2031	3,846,493	3,799,542	3,801,007	5,6,10,19
Diverzify Intermediate LLC	First Lien Term Loan	10.33%	3M SOFR	5.75%	5/11/2027	936,751	931,606	922,129	5,6,11,20
Diverzify Intermediate LLC	First Lien Term Loan	10.32%	3M SOFR	5.75%	5/11/2027	734,295	730,263	722,845	5,6,11,20
Duke's Root Control, Inc.	First Lien Term Loan	9.85%	3M SOFR	5.50%	12/10/2029	2,402,679	2,385,767	2,388,387	5,6,11,19
Duke's Root Control, Inc.	First Lien Term Loan	9.94%	3M SOFR	5.50%	12/10/2029	833,888	828,010	828,912	5,6,11,19
Duke's Root Control, Inc.	Revolver	9.82%	3M SOFR	5.50%	12/8/2028	276,448	22,407	22,687	5,6,8,11
Durare Bidco, LLC	Revolver	0.50%	3M SOFR		8/9/2032	727,273	(3,615)	(3,515)	5,6,7,8,9
Durare Bidco, LLC	Delayed Draw	0.50%	3M SOFR		8/9/2032	1,515,152	(7,532)	(7,324)	5,6,7,8,9,26
Durare Bidco, LLC	First Lien Term Loan	8.99%	3M SOFR	4.75%	8/9/2032	5,757,576	5,728,834	5,729,745	5,6,9,19
EdgeCo Buyer, Inc.	First Lien Term Loan	8.86%	1M SOFR	4.50%	6/1/2028	1,212,745	1,212,745	1,212,745	5,6,11,19
EdgeCo Buyer, Inc.	Delayed Draw	8.82%	1M SOFR	4.50%	6/1/2028	154,864	154,864	154,864	5,6,11,19
EdgeCo Buyer, Inc.	Delayed Draw	8.82%	1M SOFR	4.50%	6/1/2028	3,549,912	431,291	431,291	5,6,8,11
EdgeCo Buyer, Inc.	Revolver	10.75%	PRIME	3.50%	6/1/2026	355,196	17,760	17,760	5,6,8,11
Einstein Parent, Inc.	First Lien Term Loan	10.83%	3M SOFR	6.50%	1/22/2031	5,265,185	5,168,556	5,158,786	5,6,10,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Einstein Parent, Inc.	Revolver	0.50%	3M SOFR		1/22/2031	$544,674	$(9,663)	$(11,007)	5,6,7,8,10
Elder Care Opco LLC	First Lien Term Loan	9.31%	3M SOFR	5.00%	7/31/2030	1,581,179	1,567,711	1,568,471	5,6,13,19
Elder Care Opco LLC	Revolver	0.50%	3M SOFR		7/31/2030	295,547	(2,515)	(2,375)	5,6,7,8,13
Elder Care Opco LLC	Delayed Draw	0.75%	3M SOFR		7/31/2030	985,158	(8,499)	(7,918)	5,6,7,8,13,26
Eliassen Group, LLC	Delayed Draw	9.91%	1M SOFR	5.75%	4/14/2028	66,928	64,945	66,928	5,6,10
Eliassen Group, LLC	First Lien Term Loan	10.05%	3M SOFR	5.75%	12/31/2032	929,847	902,300	902,994	5,6,10,19
Ems Acquisition Corp.	First Lien Term Loan	10.95%	3M SOFR	6.50%	6/30/2027	957,783	959,304	957,783	5,6,11,20
Epika Fleet Services, LLC	First Lien Term Loan	9.25%	3M SOFR	5.25%	4/17/2031	5,163,461	5,124,891	5,134,543	5,6,10,19
Epika Fleet Services, LLC	Delayed Draw	9.45%	3M SOFR	5.25%	4/17/2031	1,366,799	1,349,065	1,359,144	5,6,10,19
Epika Fleet Services, LLC	Delayed Draw	9.25%	3M SOFR	5.25%	4/17/2031	1,518,665	668,558	674,894	5,6,8,10
Equinox Buyer, LLC	First Lien Term Loan	9.47%	1M SOFR	5.25%	7/28/2031	2,268,085	2,245,418	2,245,404	5,6,11,19
Equinox Buyer, LLC	Revolver	0.50%	3M SOFR		7/28/2031	305,444	(3,024)	(3,054)	5,6,7,8,11
ES Ventures LLC	First Lien Term Loan	9.30%	1M SOFR	5.00%	8/6/2032	167,018	166,601	166,613	5,6,11,19
ES Ventures LLC	First Lien Term Loan	9.23%	1M SOFR	5.00%	8/6/2032	146,209	145,847	145,854	5,6,11,19
ESCP DTFS INC.	First Lien Term Loan	9.50%	3M SOFR	5.50%	9/28/2029	3,960,000	3,935,043	3,934,002	5,6,11,19
EvAl Home Health Solutions Intermediate, L.L.C.	First Lien Term Loan	10.11%	1M SOFR	5.75%	5/10/2030	509,689	503,270	506,271	5,6,11,19
EvAl Home Health Solutions Intermediate, L.L.C.	Revolver	0.50%	3M SOFR		5/10/2030	20,000	(241)	(134)	5,6,7,8,11
Everbridge Holdings, LLC	First Lien Term Loan	9.29%	3M SOFR	5.00%	7/2/2031	1,837,963	1,829,957	1,837,963	5,6,10,19
Everbridge Holdings, LLC	Revolver	0.50%	6M SOFR		7/2/2031	185,185	(764)	—	5,6,7,8,10
Everbridge Holdings, LLC	Delayed Draw	9.29%	3M SOFR	5.00%	7/2/2031	461,602	179,145	180,120	5,6,8,10
Everest Air and Water Investment, LLC	Delayed Draw	1.00%	3M SOFR		3/28/2030	—	(2,380,718)	(2,384,899)	5,6,8,11,26
Everest Clinical Research Corporation	First Lien Term Loan	9.95%	3M SOFR	5.50%	11/6/2026	3,637,313	3,614,495	3,619,496	5,6,11,20
Evergreen Services Group II	First Lien Term Loan	9.55%	3M SOFR	5.25%	6/15/2029	4,296,874	4,254,200	4,251,715	5,6,10,19
Evergreen Services Group II	Delayed Draw	9.33%	3M SOFR	5.25%	6/15/2029	5,505,956	1,827,971	1,834,082	5,6,8,10
Examinetics Holdings Inc.	First Lien Term Loan	8.82%	1M SOFR	4.50%	8/11/2029	104,754	104,920	104,754	5,6,11,20

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
First Legal Buyer, Inc.	First Lien Term Loan	9.00%	3M SOFR	5.00%	7/1/2031	$1,672,284	$1,661,359	$1,671,334	5,6,11,19
First Legal Buyer, Inc.	Revolver	0.50%	3M SOFR		7/1/2031	310,231	(1,875)	(176)	5,6,7,8,11
First Legal Buyer, Inc.	Delayed Draw	9.00%	3M SOFR	5.00%	7/1/2031	617,553	161,264	163,839	5,6,8,11
Flatiron Crane Operating Company, LLC	First Lien Term Loan	9.68%	1M SOFR	5.25%	12/17/2027	1,646,049	1,644,935	1,634,962	5,6,11,20
Fullsteam Operations LLC	First Lien Term Loan	9.48%	3M SOFR	5.25%	8/8/2031	1,422,005	1,408,039	1,408,064	5,6,10,19
Fullsteam Operations LLC	Revolver	0.50%	3M SOFR		8/8/2031	158,001	(1,542)	(1,549)	5,6,7,8,10
Fullsteam Operations LLC	Delayed Draw	1.00%	3M SOFR		8/8/2031	474,002	(4,684)	(4,647)	5,6,7,8,10,26
Gastronome Acquisition, LLC	First Lien Term Loan	9.45%	3M SOFR	5.00%	6/18/2029	2,078,691	2,066,172	2,064,676	5,6,11,20
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	11.14%	1M SOFR	7.00%	10/14/2027	2,242,036	2,197,343	2,207,619	5,6,13,19
Gator Plastic Intermediate Holdings, LLC	Revolver	11.20%	1M SOFR	7.00%	10/14/2027	400,662	235,326	236,675	5,6,8,13
GHA Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	6/24/2026	51,569	51,414	51,445	5,6,11,19
GHA Buyer, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2026	1,094,356	1,091,084	1,093,481	5,6,11,19
GHA Buyer, Inc.	Revolver	0.50%	3M SOFR		6/24/2026	89,941	(250)	(216)	5,6,7,8,11
Gold Medal Holdings, Inc.	First Lien Term Loan	9.75%	3M SOFR	5.75%	3/17/2027	1,598,755	1,598,755	1,598,755	5,6,11,19
Gold Medal Holdings, Inc.	Delayed Draw	10.05%	3M SOFR	5.75%	3/17/2027	380,571	131,840	130,933	5,6,8,11
Golden State Dermatology Management, LLC	Delayed Draw	9.93%	1M SOFR	5.50%	9/28/2029	5,410,000	3,304,100	3,287,273	5,6,8,11
Graymar Acquisition LLC	Delayed Draw	1.00%	3M SOFR		9/13/2030	1,526,685	—	—	5,6,7,8,11,26
Greenwood Operating Group, LLC	First Lien Term Loan	9.82%	1M SOFR	5.50%	5/7/2031	5,326,959	5,224,930	5,232,162	5,6,11,19
Greenwood Operating Group, LLC	Revolver	0.50%	3M SOFR		5/7/2031	1,068,062	(19,972)	(18,959)	5,6,7,8,11
Gridhawk LLC	First Lien Term Loan	9.99%	3M SOFR	5.75%	5/7/2030	1,605,618	1,597,514	1,585,274	5,6,11,20
GS Acquisitionco, Inc.	Delayed Draw	0.50%	3M SOFR		5/25/2028	350,698	(769)	(301)	5,6,7,8,10,26
GTCR BC Purchaser, Inc.	First Lien Term Loan	9.66%	1M SOFR	5.50%	11/1/2029	501,176	501,972	501,176	5,6,11,20
Guava Buyer LLC	First Lien Term Loan	9.73%	3M SOFR	5.50%	8/12/2032	3,235,669	3,171,037	3,171,651	5,6,11,19
Guava Buyer LLC	Delayed Draw	9.67%	3M SOFR	5.50%	8/12/2032	381,745	160,209	160,171	5,6,8,11
Guava Buyer LLC	Revolver	9.72%	3M SOFR	5.50%	8/12/2030	382,166	155,566	155,496	5,6,8,11
Halo Buyer, Inc.	First Lien Term Loan	10.16%	1M SOFR	6.00%	8/7/2029	6,420,071	6,301,786	6,286,384	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Halo Buyer, Inc.	Revolver	10.71%	1M SOFR	5.74%	8/7/2029	$967,850	$168,157	$165,351	5,6,8,11
Harris & Co. LLC	First Lien Term Loan	9.16%	1M SOFR	5.00%	8/9/2030	1,655,585	1,639,072	1,640,206	5,6,11,19
Harris & Co. LLC	Delayed Draw	9.32%	1M SOFR	5.00%	8/9/2030	17,448	17,274	17,285	5,6,11,19
Harris & Co. LLC	Delayed Draw	1.00%	3M SOFR		8/25/2031	2,074,281	(15,420)	(14,918)	5,6,7,8,11,26
Harris & Co. LLC	Delayed Draw	9.30%	1M SOFR	5.00%	8/9/2030	17,547	11,476	11,492	5,6,8,11
Harris & Co. LLC	Revolver	9.16%	1M SOFR	5.00%	8/9/2030	226,637	37,836	37,556	5,6,8,11
Heads Up Technologies, Inc.	First Lien Term Loan	9.57%	3M SOFR	5.25%	7/23/2030	6,363,636	6,332,543	6,336,864	5,6,11,19
Heads Up Technologies, Inc.	Revolver	0.50%	3M SOFR		7/23/2030	636,364	(3,083)	(2,677)	5,6,7,8,11
Health Buyer LLC	First Lien Term Loan	9.55%	1M SOFR	5.25%	12/31/2032	1,257,813	1,252,784	1,252,768	5,6,10,19
Health Buyer LLC	Revolver	0.50%	3M SOFR		12/31/2032	183,824	—	—	5,6,7,8,10
Health Management Associates, Inc.	First Lien Term Loan	10.57%	6M SOFR	6.25%	3/30/2029	525,603	520,469	515,982	5,6,11,20
Hec Purchaser Corp.	First Lien Term Loan	8.95%	6M SOFR	5.00%	6/17/2029	3,681,857	3,641,483	3,678,467	5,6,11,19
Hec Purchaser Corp.	Revolver	9.16%	1M SOFR	5.00%	6/17/2029	260,417	33,520	36,219	5,6,8,11
Helios Service Partners, LLC	First Lien Term Loan	9.26%	3M SOFR	5.00%	3/19/2027	1,942,594	1,941,725	1,931,113	5,6,11,20
Helios Service Partners, LLC	Delayed Draw	9.37%	3M SOFR	5.00%	3/19/2027	3,000,000	2,331,360	2,348,726	5,6,8,11
Heritage Foodservice Investment, LLC	First Lien Term Loan	9.92%	3M SOFR	5.50%	8/1/2030	1,547,207	1,530,684	1,534,818	5,6,11,19
Heritage Foodservice Investment, LLC	Revolver	9.91%	3M SOFR	5.50%	8/1/2030	200,871	31,414	30,680	5,6,8,11
Heritage Foodservice Investment, LLC	Delayed Draw	9.91%	3M SOFR	5.50%	8/1/2030	1,606,715	51,456	47,816	5,6,8,11
HES Intermediate Holdings II, LLC	First Lien Term Loan	9.41%	3M SOFR	5.00%	11/25/2026	104,958	104,426	104,325	5,6,11,20
HHS Buyer Inc.	First Lien Term Loan	9.96%	3M SOFR	5.50%	8/31/2028	862,889	852,693	853,126	5,6,11,19
HHS Buyer Inc.	Revolver	0.50%	3M SOFR		8/31/2028	1,081,315	(12,637)	(12,204)	5,6,7,8,11
HHS Buyer Inc.	Delayed Draw	0.50%	3M SOFR		8/31/2028	5,406,574	(65,377)	(61,019)	5,6,7,8,11,26
HoldCo II, LLC	Delayed Draw	9.49%	3M SOFR	5.25%	6/23/2031	3,814,747	849,520	851,904	5,6,8,11
IDC Infusion Services, Inc.	First Lien Term Loan	10.30%	3M SOFR	6.00%	7/7/2028	2,083,954	2,069,797	2,065,272	5,6,11,20
Ideal Components Acquisition, LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	6/30/2032	5,255,328	5,204,409	5,208,478	5,6,10,19
Ideal Components Acquisition, LLC	Revolver	0.50%	3M SOFR		6/30/2032	804,387	(7,707)	(7,171)	5,6,7,8,10

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Ideal Components Acquisition, LLC	Delayed Draw	1.00%	3M SOFR		6/30/2032	$965,264	$(9,455)	$(8,605)	5,6,7,8,10,26
IEQ Capital, LLC	First Lien Term Loan	10.23%	1M SOFR	6.00%	12/31/2032	1,466,778	1,466,778	1,466,778	5,6,10,19
IEQ Capital, LLC	Delayed Draw	8.35%	6M SOFR	4.50%	12/22/2028	2,489,625	1,769,478	1,764,708	5,6,8,10,19
IF&P Holding Company, LLC	Delayed Draw	1.00%	3M SOFR		10/3/2028	2,131,126	(4,630)	(27,554)	5,6,7,8,11,26
Improving Acquisition, LLC	First Lien Term Loan	10.94%	3M SOFR	6.76%	7/26/2027	9,173,676	9,055,974	9,075,388	5,6,11,19
Improving Acquisition, LLC	Revolver	10.94%	3M SOFR	6.50%	7/26/2027	584,271	50,215	51,881	5,6,8,11
Integrated Power Services Holdings, Inc.	First Lien Term Loan	9.03%	1M SOFR	4.75%	11/22/2028	3,959,799	3,940,207	3,945,424	5,6,11,19
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.20%	3M SOFR	5.00%	8/25/2028	3,960,005	3,956,155	3,960,005	5,6,10,19
Intermed Inc	First Lien Term Loan	9.81%	3M SOFR	5.50%	4/3/2030	3,203,045	3,186,924	3,179,524	5,6,11,20
Iodine Software, LLC	First Lien Term Loan	9.57%	1M SOFR	5.25%	5/19/2027	465,856	465,856	465,856	5,6,11,19
Iodine Software, LLC	Delayed Draw	9.57%	1M SOFR	5.25%	5/19/2027	679,382	679,382	679,382	5,6,11,19
Iodine Software, LLC	Revolver	0.50%	3M SOFR		5/19/2027	96,922	—	—	5,6,7,8,11
ITS Buyer, Inc.	First Lien Term Loan	10.20%	1M SOFR	6.00%	12/31/2032	2,170,113	2,148,429	2,149,764	5,6,11
ITS Buyer, Inc.	Revolver	10.46%	3M SOFR	6.00%	9/3/2032	395,546	69,545	73,489	5,6,8,11
Ivy Technology Parent Intermediate III Holdings, LLC	First Lien Term Loan	9.54%	1M SOFR	5.38%	2/5/2031	3,517,639	3,467,464	3,476,196	5,6,11,19
Ivy Technology Parent Intermediate III Holdings, LLC	Revolver	9.54%	1M SOFR	5.38%	2/5/2031	453,246	297,315	298,335	5,6,8,11
JS Global, LLC	First Lien Term Loan	9.81%	3M SOFR	5.50%	7/31/2030	1,271,324	1,249,635	1,249,871	5,6,11
JS Global, LLC	Revolver	9.71%	3M SOFR	5.50%	7/31/2030	490,196	138,753	138,808	5,6,8,11
KabaFusion Parent LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	11/24/2031	2,835,779	2,821,723	2,826,845	5,6,10,19
KabaFusion Parent LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	11/24/2031	2,999,194	2,999,194	2,999,194	5,6,10,19
KabaFusion Parent LLC	Revolver	0.50%	6M SOFR		11/24/2031	356,254	(1,726)	(1,122)	5,6,7,8,10
Kami Buyer, LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	8/17/2029	3,112,594	3,103,613	3,093,542	5,6,11,20
Kami Buyer, LLC	Delayed Draw	1.00%	3M SOFR		8/17/2029	1,818,182	(9,652)	(11,046)	5,6,7,8,11,26
KCM Environmental US Acquisition LLC	First Lien Term Loan	9.32%	1M SOFR	5.00%	6/17/2030	2,078,691	2,040,282	2,021,191	5,6,11,20
Kelso Industries LLC	First Lien Term Loan	9.91%	1M SOFR	5.75%	12/30/2029	735,500	728,547	728,241	5,6,11

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Kelso Industries LLC	First Lien Term Loan	9.91%	1M SOFR	5.75%	12/30/2029	$4,050,232	$4,014,441	$4,010,006	5,6,11,19
Kelso Industries LLC	Delayed Draw	10.07%	1M SOFR	5.75%	12/30/2029	838,112	281,069	287,741	5,6,8,11
Kept Companies, Inc.	First Lien Term Loan	9.42%	6M SOFR	5.25%	4/30/2029	397,955	396,714	393,331	5,6,11,20
Kept Companies, Inc.	Delayed Draw	9.42%	6M SOFR	5.25%	4/30/2029	1,308,367	730,620	721,954	5,6,8,11
Kite Bidco Inc.	First Lien Term Loan	9.27%	6M SOFR	5.00%	11/19/2031	2,645,028	2,608,730	2,605,906	5,6,19
Kite Bidco Inc.	Delayed Draw	—%	3M SOFR		11/19/2031	661,257	(4,370)	(4,787)	5,6,7,8,19,26
KL Stockton Intermediate II, LLC	First Lien Term Loan	13.00%	Fixed	13.00%	5/23/2031	702,026	691,817	678,696	9,21,24
Lakewood Acquisition Corp	First Lien Term Loan	9.82%	3M SOFR	5.50%	1/24/2030	5,505,533	5,412,640	5,399,247	5,6,11,19
Lakewood Acquisition Corp	Revolver	0.50%	3M SOFR		1/24/2030	1,509,054	(24,600)	(29,133)	5,6,7,8,11
Lavie Group, Inc.	Delayed Draw	9.28%	6M SOFR	5.00%	10/10/2029	2,442,917	589,164	600,920	5,6,8,11
LeadVenture Inc.	First Lien Term Loan	9.25%	3M SOFR	5.25%	6/23/2032	6,816,419	6,766,999	6,768,430	5,6,10,19
LeadVenture Inc.	Revolver	0.50%	6M SOFR		6/23/2032	649,183	(4,645)	(4,570)	5,6,7,8,10
LeadVenture Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	6/23/2032	1,298,366	416,014	419,320	5,6,8,10
Legacy Farms LLC	First Lien Term Loan	9.07%	3M SOFR	5.00%	12/8/2029	201,526	201,808	201,526	5,6,11,20
Legend Buyer, Inc.	Delayed Draw	9.82%	6M SOFR	5.50%	1/19/2029	579,791	580,167	579,758	5,6,11
Legend Buyer, Inc.	First Lien Term Loan	9.82%	6M SOFR	5.50%	1/19/2029	521,160	521,493	521,160	5,6,11,20
Lido Advisors, LLC	Delayed Draw	8.81%	3M SOFR	4.75%	5/10/2032	93,899	93,024	93,551	5,6,11,19
Lido Advisors, LLC	Revolver	8.97%	1M SOFR	4.75%	5/10/2032	109,549	62,876	62,946	5,6,8,11
Lido Advisors, LLC	Delayed Draw	8.98%	3M SOFR	4.75%	5/10/2032	625,995	219,132	220,842	5,6,8,11
Life Science Intermediate, Holdings, LLC	Delayed Draw	10.01%	1M SOFR	5.75%	6/10/2027	2,486,312	1,270,113	1,272,657	5,6,8,11
Life Science Intermediate, Holdings, LLC	Revolver	10.12%	1M SOFR	5.75%	6/10/2027	475,539	216,908	218,369	5,6,8,11
Lighthouse Technologies Holding Corp	First Lien Term Loan	9.26%	1M SOFR	5.00%	4/30/2027	3,947,507	3,947,434	3,940,752	5,6,11,19
LJ Avalon Holdings, LLC	Revolver	0.50%	3M SOFR		2/1/2029	666,667	(6,518)	(6,259)	5,6,7,8,11
LJ Avalon Holdings, LLC	Delayed Draw	8.67%	3M SOFR	4.50%	2/1/2030	3,331,875	548,972	550,580	5,6,8,11
Management Consulting & Research, LLC	First Lien Term Loan	8.92%	6M SOFR	4.75%	8/16/2027	1,256,048	1,256,048	1,256,048	5,6,11,19
Management Consulting & Research, LLC	Delayed Draw	8.92%	3M SOFR	4.75%	5/9/2031	1,718,144	1,718,144	1,718,144	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Management Consulting & Research, LLC	Delayed Draw	9.06%	6M SOFR	4.75%	5/9/2031	$31,834	$31,834	$31,834	5,6,11,19
Management Consulting & Research, LLC	Revolver	9.12%	1M SOFR	4.75%	8/16/2027	1,379,780	127,757	127,757	5,6,8,11
Management Consulting & Research, LLC	Delayed Draw	9.06%	3M SOFR	4.75%	6/16/2032	816,468	331,423	333,283	5,6,8,11
MDC Interior Acquisition, Inc	First Lien Term Loan	9.30%	3M SOFR	5.00%	4/26/2030	592,780	584,841	582,204	5,6,11,20
Meca Solutions LLC	First Lien Term Loan	9.70%	3M SOFR	5.25%	5/22/2028	2,284,451	2,285,854	2,282,956	5,6,11,20
Med Learning Group, LLC	First Lien Term Loan	10.00%	1M SOFR	5.75%	12/30/2027	3,574,375	3,539,476	3,539,765	5,6,11,19
Med Learning Group, LLC	Delayed Draw	1.00%	3M SOFR		2/5/2027	416,667	(4,088)	(3,680)	5,6,7,8,11,26
Minds Buyer, LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	5/3/2029	2,822,422	2,803,741	2,804,065	5,6,11,19
Minds Buyer, LLC	Revolver	0.50%	3M SOFR		10/29/2029	156,250	(994)	(1,022)	5,6,7,8,11
MKD Electric, LLC	First Lien Term Loan	10.57%	3M SOFR	6.25%	5/31/2029	1,994,977	1,963,476	1,953,726	5,6,12,19
MKD Electric, LLC	First Lien Term Loan	10.60%	3M SOFR	6.25%	5/31/2029	7,363,000	7,216,406	7,219,185	5,6,12,19
MKD Electric, LLC	Revolver	10.53%	1M SOFR	6.25%	5/31/2029	479,846	398,765	396,127	5,6,8,12
Model N, Inc.	First Lien Term Loan	9.05%	3M SOFR	4.75%	5/13/2031	1,885,104	1,868,741	1,865,143	5,6,10,19
Model N, Inc.	Revolver	0.38%	3M SOFR		6/27/2031	207,254	(1,713)	(2,189)	5,6,7,8,10
Model N, Inc.	Delayed Draw	1.00%	3M SOFR		6/27/2031	388,601	(1,606)	(2,123)	5,6,7,8,10,26
Moonlight Parent, Inc.	First Lien Term Loan	8.91%	1M SOFR	4.75%	9/9/2032	2,792,453	2,764,684	2,764,528	5,6,11,19
Moonlight Parent, Inc.	Revolver	0.50%	3M SOFR		9/9/2032	452,830	(4,493)	(4,528)	5,6,7,8,11
Moonlight Parent, Inc.	Delayed Draw	—%	3M SOFR		9/9/2032	754,717	(7,488)	(7,547)	5,6,7,8,11,26
MoreGroup Holdings, Inc.	First Lien Term Loan	9.57%	3M SOFR	5.25%	1/16/2030	1,477,500	1,459,818	1,457,413	5,6,11,19
MPS Newco LLC	First Lien Term Loan	9.46%	6M SOFR	5.25%	12/28/2029	1,190,943	1,183,059	1,175,938	5,6,11,20
MPULSE Mobile, Inc.	First Lien Term Loan	8.75%	3M SOFR	4.75%	8/26/2032	3,230,769	3,206,562	3,208,865	5,6,10,19
MPULSE Mobile, Inc.	Revolver	0.50%	1M SOFR		8/26/2032	461,538	(3,449)	—	5,6,7,8,10
MPULSE Mobile, Inc.	Delayed Draw	1.00%	3M SOFR		8/26/2032	307,692	(2,302)	—	5,6,7,8,10,26
Nautic Angels Acquisition LLC	First Lien Term Loan	9.82%	1M SOFR	5.50%	2/8/2030	1,387,347	1,379,703	1,377,280	5,6,11,20
Nautic Angels Acquisition LLC	Delayed Draw	9.86%	6M SOFR	5.50%	2/8/2030	1,816,716	572,367	571,738	5,6,8,11
New Charter Technologies, Inc.	Revolver	0.50%	1M SOFR		10/17/2028	282,092	(118)	(137)	5,6,7,8,10

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
New Charter Technologies, Inc.	Delayed Draw	1.00%	1M SOFR		4/17/2030	$4,231,378	$(1,764)	$(2,051)	5,6,7,8,10,26
NMI Acquisitionco, Inc.	First Lien Term Loan	8.76%	1M SOFR	4.50%	9/6/2028	742,795	733,048	729,276	5,6,10,19
NMI Acquisitionco, Inc.	Delayed Draw	8.76%	1M SOFR	4.50%	9/6/2028	381,868	376,857	374,918	5,6,10,19
NMI Acquisitionco, Inc.	Revolver	0.50%	3M SOFR		9/6/2028	110,767	(1,379)	(2,016)	5,6,7,8,10
North Haven Spartan US Holdco LLC	First Lien Term Loan	9.82%	3M SOFR	5.75%	12/31/2032	649,706	649,706	649,706	5,6,11,19
Obra Capital, Inc.	First Lien Term Loan	11.50%	1M SOFR	7.25%	6/21/2029	2,481,250	2,441,465	2,449,952	5,6,11,19
OMNIA Exterior Solutions LLC	Delayed Draw	9.55%	3M SOFR	5.25%	12/29/2029	4,320,313	4,327,173	4,320,313	5,6,11,20
OPS Wildcat Merger Sub, Inc.	First Lien Term Loan	9.17%	3M SOFR	5.00%	9/3/2030	685,919	677,364	677,903	5,6,11,19
OPS Wildcat Merger Sub, Inc.	Revolver	0.50%	3M SOFR		3/31/2033	29,412	(355)	(343)	5,6,7,8,11
Optimizely North America Inc.	First Lien Term Loan	9.16%	1M SOFR	5.00%	10/30/2031	3,629,760	3,596,945	3,591,285	5,6,10,19
Optimizely North America Inc.	Revolver	0.50%	3M SOFR		10/30/2031	352,000	(3,067)	(3,731)	5,6,7,8,10
OrthoFeet, Inc.	First Lien Term Loan	9.70%	6M SOFR	5.50%	7/30/2030	1,809,826	1,787,295	1,785,180	5,6,11,20
Orthopaedic (ITC) Management Services,LLC	First Lien Term Loan	10.60%	3M SOFR	6.50%	7/31/2028	20	1,286	20	5,6,11,20
OSR Opco LLC,	Revolver	9.99%	3M SOFR	6.00%	3/15/2029	338,235	100,654	100,903	5,6,8,13
Owl Cyber Defense Solutions, LLC	First Lien Term Loan	9.82%	1M SOFR	5.50%	9/11/2029	3,309,129	3,274,071	3,261,594	5,6,11,19
Owl Cyber Defense Solutions, LLC	Revolver	0.50%	3M SOFR		9/11/2029	315,137	(2,497)	(153)	5,6,7,8,11
Packaging Coordinators Midco, Inc.	First Lien Term Loan	9.06%	3M SOFR	4.75%	1/22/2032	5,668,735	5,655,541	5,658,646	5,6,10,19
Packaging Coordinators Midco, Inc.	Revolver	0.50%	3M SOFR		1/22/2032	572,458	(1,291)	(1,016)	5,6,7,8,10
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%	3M SOFR		1/22/2032	2,289,830	—	—	5,6,7,8,10,26
PAG Holding Corp.	First Lien Term Loan	9.07%	3M SOFR	4.75%	12/21/2029	823,698	819,589	820,369	5,6,11,19
PAG Holding Corp.	First Lien Term Loan	8.75%	3M SOFR	4.75%	12/21/2029	3,571,498	3,539,491	3,571,498	5,6,11,19
PAG Holding Corp.	Revolver	11.00%	PRIME	3.75%	12/21/2029	392,426	49,850	54,940	5,6,8,11
PAI Financing Merger Sub LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	2/13/2032	4,346,501	4,285,575	4,283,697	5,6,10,19
PAI Financing Merger Sub LLC	Revolver	0.50%	3M SOFR		2/13/2032	924,296	(12,639)	(13,322)	5,6,7,8,10
Par Excellence Holdings, Inc.	First Lien Term Loan	9.12%	3M SOFR	5.00%	9/3/2030	6,217,504	6,124,768	6,130,521	5,6,11,19
Patriot Foods Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		12/24/2029	2,739,726	(3,276)	—	5,6,7,8,11,26

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Pave America Holding, LLC	First Lien Term Loan	5.50%	3M SOFR	5.50%	8/27/2032	$2,492,841	$2,468,000	$2,469,846	5,6,10,19
Pave America Holding, LLC	Delayed Draw	0.50%	3M SOFR		8/27/2032	864,865	(8,634)	—	5,6,7,8,10,26
Pave America Holding, LLC	Revolver	8.87%	1M SOFR	4.75%	8/27/2032	648,649	304,882	311,351	5,6,8,10
PCS Midco, Inc	First Lien Term Loan	10.05%	3M SOFR	5.75%	3/1/2030	603,298	595,326	591,914	5,6,11,19
PCS Midco, Inc.	Revolver	0.50%	3M SOFR		3/1/2030	6,250	(74)	(118)	5,6,7,8,11
PCS Midco, Inc.	Delayed Draw	9.76%	3M SOFR	5.75%	3/1/2030	6,216	3,183	3,164	5,6,8,11
PestCo, LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	8/6/2030	3,060,403	3,045,126	3,045,599	5,6,11,19
PestCo, LLC	Revolver	0.50%	3M SOFR		8/6/2030	268,456	(1,309)	(1,299)	5,6,7,8,11
PestCo, LLC	Delayed Draw	1.00%	3M SOFR		8/6/2030	671,141	(3,273)	(3,246)	5,6,7,8,11,26
Pharmalogic Holdings Corp	First Lien Term Loan	9.16%	1M SOFR	5.00%	6/21/2030	2,926,684	2,889,786	2,886,431	5,6,11,19
Pharmalogic Holdings Corp	Delayed Draw	1.00%	3M SOFR		6/21/2030	1,036,269	(6,210)	(6,309)	5,6,7,8,11,26
PK Purchaser LLC	First Lien Term Loan	9.29%	3M SOFR	5.00%	9/19/2029	3,970,000	3,936,920	3,872,104	5,6,11,19
PMA Parent Holdings, LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	1/31/2031	2,324,309	2,302,548	2,292,839	5,6,10,19
PMA Parent Holdings, LLC	Revolver	0.50%	3M SOFR		1/31/2031	97,114	(961)	(971)	5,6,7,8,10
PMA Parent Holdings, LLC	Revolver	0.50%	3M SOFR		1/31/2031	104,500	(904)	(1,045)	5,6,7,8,10,19
Point Quest Acquisition, LLC	Delayed Draw	9.54%	3M SOFR	5.25%	11/14/2031	2,277,014	2,249,872	2,272,516	5,6,11
Point Quest Acquisition, LLC	Revolver	9.51%	3M SOFR	5.25%	8/14/2028	211,864	39,989	40,142	5,6,8,11
PPW Aero Buyer, Inc.	Delayed Draw	9.50%	3M SOFR	5.50%	2/15/2029	403,982	398,533	401,089	5,6,11
PPW Aero Buyer, Inc.	Delayed Draw	9.50%	3M SOFR	5.50%	2/15/2029	791,728	784,391	786,058	5,6,11,19
PPW Aero Buyer, Inc.	First Lien Term Loan	9.00%	3M SOFR	5.00%	2/15/2029	268,945	267,347	267,845	5,6,11,19
PPW Aero Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		2/15/2029	44,980	(282)	(335)	5,6,7,8,11,26
Prestige PEO Holdings, LLC	First Lien Term Loan	9.82%	3M SOFR	5.50%	1/14/2030	3,623,476	3,572,135	3,576,856	5,6,12,19
Prestige PEO Holdings, LLC	Revolver	9.82%	3M SOFR	5.50%	1/14/2030	346,831	168,551	168,953	5,6,8,12
PRGX Global, Inc	First Lien Term Loan	9.79%	3M SOFR	5.50%	12/20/2030	7,264,504	7,228,359	7,234,813	5,6,11,19
PRGX Global, Inc.	Delayed Draw	1.00%	3M SOFR		12/20/2030	876,121	(1,972)	(1,382)	5,6,7,8,11,26
PrimeFlight Acquisition, LLC	First Lien Term Loan	9.58%	3M SOFR	5.25%	5/1/2029	698,943	695,469	698,943	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
PrimeFlight Acquisition, LLC	First Lien Term Loan	9.56%	3M SOFR	5.25%	5/1/2029	$466,745	$462,085	$462,247	5,6,11,19
PTSH Intermediate Holdings, LLC	First Lien Term Loan	9.65%	3M SOFR	5.50%	12/17/2027	6,292,849	6,208,344	6,248,027	5,6,10,19
Puma Buyer, LLC	Revolver	0.38%	3M SOFR		3/29/2032	1,388,889	(9,549)	—	5,6,7,8,9
Puma Buyer, LLC	First Lien Term Loan	8.25%	3M SOFR	4.25%	3/29/2032	8,589,583	8,528,610	8,589,583	5,6,9,19
Puris, LLC	First Lien Term Loan	9.81%	3M SOFR	5.75%	6/30/2031	2,975,287	2,942,777	2,960,751	5,6,11,19
Purple Cow Buyer, LLC	Delayed Draw	8.99%	3M SOFR	4.75%	11/5/2030	2,979,697	169,629	190,985	5,6,8,11
Quantum Design International	First Lien Term Loan	8.89%	1M SOFR	4.75%	10/11/2030	903,010	904,885	894,319	5,6,11,20
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	2,439,024	(19,433)	(23,415)	5,6,7,8,11,26
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	1,626,016	(12,955)	(15,610)	5,6,7,8,11,26
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.07%	1M SOFR	4.75%	6/10/2031	199,500	198,067	198,102	5,6,10
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.03%	3M SOFR	4.75%	6/10/2031	9,800,000	1,528,456	1,529,389	5,6,8,10
Railpros Parent, LLC	First Lien Term Loan	8.70%	3M SOFR	4.50%	5/24/2032	1,445,515	1,431,714	1,433,685	5,6,10,19
Railpros Parent, LLC	Revolver	0.50%	3M SOFR		5/24/2032	222,387	(2,158)	(1,820)	5,6,7,8,10
Railpros Parent, LLC	Delayed Draw	0.50%	3M SOFR		5/24/2032	444,774	(4,183)	(1,401)	5,6,7,8,10,26
RBFD Buyer, LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	10/31/2030	788,091	779,075	783,814	5,6,11,19
RBFD Buyer, LLC	Revolver	0.50%	3M SOFR		10/31/2030	81,191	(898)	(441)	5,6,7,8,11
RBFD Buyer, LLC	Delayed Draw	8.91%	1M SOFR	4.75%	10/31/2030	324,349	73,028	75,093	5,6,8,11
RCP Nats Purchaser, LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	3/19/2032	5,600,395	5,558,628	5,563,838	5,6,10,19
RCP Nats Purchaser, LLC	Revolver	0.50%	3M SOFR		3/19/2032	784,055	(5,441)	(9,061)	5,6,7,8,10
RCP Nats Purchaser, LLC	Delayed Draw	0.75%	3M SOFR		3/19/2032	1,120,079	(1,279)	(5,903)	5,6,7,8,10,26
Recipe Acquisition Corp.	First Lien Term Loan	8.75%	3M SOFR	4.75%	7/31/2031	2,559,667	2,548,294	2,542,933	5,6,11,19
Recipe Acquisition Corp.	Delayed Draw	8.77%	3M SOFR	4.75%	7/31/2031	728,198	46,996	46,135	5,6,8,11
Recipe Acquisition Corp.	Revolver	8.75%	3M SOFR	4.75%	7/31/2031	291,326	125,565	123,028	5,6,8,11
Red Fox CD Acquisition Corporation	Delayed Draw	10.31%	3M SOFR	6.00%	3/4/2030	2,525,422	635,492	637,121	5,6,8,11
Refocus Management Services, LLC	Delayed Draw	9.75%	3M SOFR	5.50%	2/14/2029	2,763,139	2,734,213	2,745,804	5,6,11
Refocus Management Services, LLC	First Lien Term Loan	9.60%	3M SOFR	5.50%	2/14/2029	458,191	437,866	455,324	5,6,11,20

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Rev Up Brands, LLC	First Lien Term Loan	9.43%	1M SOFR	5.00%	2/28/2030	$4,912,594	$4,897,398	$4,912,152	5,6,10,20
Riverside Assessments LLC	First Lien Term Loan	9.47%	6M SOFR	5.25%	3/19/2031	2,709,295	2,713,597	2,707,820	5,6,10,20
Rocket Bidco, Inc.	First Lien Term Loan	10.05%	3M SOFR	5.75%	11/1/2030	3,721,875	3,658,583	3,622,264	5,6,11,19
Rocket Youth Brands HoldCo LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	6/20/2031	1,166,015	1,160,386	1,148,582	5,6,11,19
Rocket Youth Brands HoldCo LLC	Delayed Draw	1.00%	3M SOFR		6/20/2031	1,166,015	(5,963)	(17,434)	5,6,7,8,11,26
Rocket Youth Brands HoldCo LLC	Revolver	0.50%	3M SOFR		6/20/2031	174,902	(834)	(2,615)	5,6,7,8,11
Rotolo Consultants, Inc.	Delayed Draw	10.05%	1M SOFR	5.75%	1/31/2031	266,759	265,971	265,018	5,6,11
RPMS LLC	Delayed Draw	—%	3M SOFR	—%	12/31/2032	1,470,588	479,177	479,167	5,6,8,11
RRA Corporate, LLC	First Lien Term Loan	9.25%	3M SOFR	5.25%	8/15/2029	1,655,722	1,633,653	1,633,406	5,6,11,19
RRA Corporate, LLC	Delayed Draw	9.30%	3M SOFR	5.00%	8/15/2029	35,185	10,129	10,241	5,6,8,11
RRA Corporate, LLC	Revolver	9.55%	3M SOFR	5.25%	8/15/2029	35,211	15,734	15,723	5,6,8,11
Rushmore Investment III LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	10/18/2030	3,946,187	3,912,703	3,879,065	5,6,11,19
SAAB Purchaser, Inc.	First Lien Term Loan	8.77%	3M SOFR	4.75%	9/22/2032	1,907,692	1,898,178	1,898,154	5,6,10,19
SAAB Purchaser, Inc.	Revolver	0.50%	3M SOFR		9/22/2032	246,154	(1,226)	(1,231)	5,6,7,8,10
SAAB Purchaser, Inc.	Delayed Draw	0.50%	3M SOFR		9/22/2032	1,846,154	(9,199)	(9,231)	5,6,7,8,10,26
SageBrush Buyer, LLC	First Lien Term Loan	9.16%	1M SOFR	5.00%	7/1/2030	1,925,431	1,900,327	1,888,202	5,6,11,19
SageBrush Buyer, LLC	Revolver	0.50%	3M SOFR		7/1/2030	258,621	(3,204)	(5,292)	5,6,7,8,11
Salt Dental Collective, LLC	Delayed Draw	11.01%	1M SOFR	6.75%	2/15/2028	416,805	416,805	416,805	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	27,768	27,768	27,768	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	39,675	39,675	39,675	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	134,034	134,034	134,034	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	136,156	136,156	136,156	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	209,905	209,905	209,905	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	105,890	105,890	105,890	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	2,390,521	2,390,521	2,390,521	5,6,11,19
Salt Dental Collective, LLC	First Lien Term Loan	11.17%	1M SOFR	6.75%	2/15/2028	439,803	439,803	439,803	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Salt Dental Collective, LLC	First Lien Term Loan	11.21%	1M SOFR	6.75%	2/15/2028	$964,857	$964,857	$964,857	5,6,11,19
Salt Dental Collective, LLC	Revolver	11.21%	1M SOFR	6.75%	2/15/2028	720,308	660,283	660,283	5,6,8,11
Salute Mission Critical, LLC	Delayed Draw	8.91%	1M SOFR	4.75%	11/30/2029	1,116,268	1,105,215	1,112,778	5,6,11,19
Salute Mission Critical, LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	11/30/2029	2,632,746	2,606,677	2,604,600	5,6,11,19
Salute Mission Critical, LLC	Revolver	0.50%	6M SOFR		11/30/2029	223,832	(2,161)	(2,394)	5,6,7,8,11
Shock Doctor Intermediate LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	11/20/2029	2,161,422	2,164,862	2,161,422	5,6,11,20
Sigma Defense Systems LLC	First Lien Term Loan	11.45%	3M SOFR	7.00%	12/18/2027	577,289	569,110	568,950	5,6,11,19
Sigma Defense Systems LLC	Revolver	11.08%	3M SOFR	6.88%	12/18/2027	25,000	10,674	11,178	5,6,8,11
Socket Holding Corporation	First Lien Term Loan	9.16%	1M SOFR	5.00%	3/31/2031	987,406	972,651	977,308	5,6,10,19
Socket Holding Corporation	First Lien Term Loan	9.16%	1M SOFR	5.00%	3/31/2031	974,241	974,241	968,640	5,6,10,19
Socket Holding Corporation	Revolver	9.16%	1M SOFR	5.00%	3/31/2031	202,545	98,897	99,713	5,6,8,10
Socket Holding Corporation	Delayed Draw	9.16%	1M SOFR	5.00%	3/31/2031	784,861	88,505	95,121	5,6,8,10
Solairus Holdings, LLC	First Lien Term Loan	10.00%	3M SOFR	6.00%	11/13/2028	3,211,561	3,170,171	3,181,624	5,6,11,19
Solairus Holdings, LLC	Revolver	0.50%	3M SOFR		7/22/2030	67,126	139	168	5,6,7,8,11
Solairus Holdings, LLC	Delayed Draw	0.50%	3M SOFR		11/13/2028	1,173,709	(7,307)	(10,941)	5,6,7,8,11,26
Solairus Holdings, LLC	Delayed Draw	1.00%	3M SOFR		7/22/2030	268,502	(557)	(538)	5,6,7,8,11,26
Solairus Holdings, LLC	Revolver	10.16%	1M SOFR	6.00%	11/13/2028	528,169	120,173	121,837	5,6,8,11
Sonny's Enterprises, LLC	Delayed Draw	9.96%	3M SOFR	5.50%	8/5/2028	149,880	11,010	9,583	5,6,8,11
Soteria Flexibles Corp	First Lien Term Loan	10.05%	3M SOFR	5.75%	8/15/2029	2,627,575	2,629,889	2,607,158	5,6,11,20
SourceHOV Tax, LLC	First Lien Term Loan	10.31%	3M SOFR	5.75%	4/6/2028	4,886,395	4,699,613	4,678,010	5,6,11,20
Spring Dental Intermediate, LLC	Delayed Draw	10.43%	3M SOFR	6.00%	12/23/2025	4,203,006	3,623,110	3,637,048	5,6,8,11
Spruce Bidco I Inc. & Spruce Bidco II Inc.	First Lien Term Loan	9.13%	6M SOFR	5.00%	2/2/2032	7,912,182	7,792,909	7,779,351	5,6,10,19
Stonebridge Companies, LLC	First Lien Term Loan	9.16%	1M SOFR	5.00%	5/16/2031	3,577,919	3,543,796	3,547,193	5,6,11,19
Stonebridge Companies, LLC	Revolver	0.50%	3M SOFR		5/16/2030	681,508	(6,397)	(5,853)	5,6,7,8,11
Stonebridge Companies, LLC	Delayed Draw	1.00%	3M SOFR		5/16/2031	1,022,263	(9,604)	(8,779)	5,6,7,8,11,26
Sunset Distributing, LLC	Delayed Draw	9.75%	3M SOFR	5.75%	5/30/2030	775,635	753,158	762,866	5,6,11

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Sunset Distributing, LLC	First Lien Term Loan	10.05%	3M SOFR	5.75%	5/30/2030	$4,046,794	$3,968,787	$3,980,169	5,6,11,19
SuperHero Fire Protection, LLC	First Lien Term Loan	9.96%	3M SOFR	5.50%	12/31/2029	579,485	572,977	573,074	5,6,11,19
SuperHero Fire Protection, LLC	Revolver	9.65%	3M SOFR	5.50%	9/1/2026	56,944	3,648	3,746	5,6,8,11
Surgical Center Solutions, LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	3/25/2031	2,056,828	2,028,654	2,032,177	5,6,11,19
Surgical Center Solutions, LLC	Delayed Draw	1.00%	3M SOFR		3/25/2031	621,890	(3,718)	(3,373)	5,6,7,8,11,26
Surgical Center Solutions, LLC	Revolver	8.91%	1M SOFR	4.75%	3/25/2031	310,945	14,937	14,930	5,6,8,11
Synchronoss Technologies, Inc.	First Lien Term Loan	11.32%	3M SOFR	7.00%	4/24/2029	8,729,926	8,562,396	8,572,104	5,6,15,19
Syndigo LLC	First Lien Term Loan	9.17%	3M SOFR	5.00%	9/2/2032	3,526,066	3,490,834	3,490,806	5,6,10,19
Syndigo LLC	Revolver	0.50%	3M SOFR		12/31/2032	473,934	(4,725)	(4,739)	5,6,7,8,10
Syner-G Intermediate Holdings LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	9/17/2030	9,277,714	9,242,232	9,166,307	5,6,11,20
Tau Midco, LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	2/2/2032	2,381,939	2,359,775	2,357,784	5,6,10,19
Tau Midco, LLC	Delayed Draw	9.05%	3M SOFR	4.75%	2/2/2032	828,500	346,644	347,869	5,6,8,10
Tau Midco, LLC	Revolver	9.01%	3M SOFR	4.75%	2/2/2032	310,688	30,322	29,989	5,6,8,10
Tender Products, Inc.	First Lien Term Loan	9.55%	1M SOFR	5.25%	7/31/2030	3,368,421	3,318,923	3,320,195	5,6,11
Tender Products, Inc.	Revolver	0.50%	1M SOFR		7/31/2030	631,579	(9,213)	(9,042)	5,6,7,8,11
Thames Technology Holdings, Inc	First Lien Term Loan	10.54%	3M SOFR	6.25%	8/31/2029	1,746,812	1,725,566	1,698,829	5,6,11,19
The Hardenbergh Group, Inc.	First Lien Term Loan	10.60%	3M SOFR	6.50%	8/7/2028	3,820,894	3,785,845	3,787,769	5,6,14,19
Theoria Management, LLC	Delayed Draw	8.95%	1M SOFR	4.70%	11/25/2030	1,180,805	134,888	136,257	5,6,8,11
TL Atlas Merger Sub Corp	First Lien Term Loan	9.00%	3M SOFR	5.00%	6/30/2031	8,678,250	8,594,167	8,580,981	5,6,11,19
TL Atlas Merger Sub Corp	Revolver	9.30%	3M SOFR	5.00%	6/30/2031	1,000,000	150,397	148,792	5,6,8,11
TMSC OpCo, LLC	First Lien Term Loan	10.38%	1M SOFR	6.25%	4/30/2026	757,178	748,668	750,031	5,6,11,19
TPC US Parent, LLC	First Lien Term Loan	10.19%	3M SOFR	5.75%	11/22/2025	246,250	245,842	245,869	5,6,11,19
Traliant Operating LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	12/16/2030	2,684,522	2,688,785	2,684,522	5,6,10,20
Transition Finance Strategies, LLC	First Lien Term Loan	8.81%	3M SOFR	4.50%	6/28/2029	2,709,295	2,688,522	2,682,071	5,6,11,20
Tricor, LLC	Delayed Draw	9.71%	1M SOFR	5.25%	10/22/2026	158,055	156,107	155,440	5,6,11,19
Tricor, LLC	First Lien Term Loan	9.51%	1M SOFR	5.25%	8/8/2031	1,509,862	1,495,923	1,496,680	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Tricor, LLC	Revolver	0.50%	3M SOFR		10/22/2026	$242,183	$(2,222)	$(2,116)	5,6,7,8,11
Tricor, LLC	Delayed Draw	1.00%	3M SOFR		8/8/2031	1,892,058	(17,588)	(16,519)	5,6,7,8,11,26
Tricor, LLC	Delayed Draw	9.67%	1M SOFR	5.25%	10/22/2026	193,266	155,700	154,859	5,6,8,11
Truck-Lite CO., LLC	First Lien Term Loan	9.89%	1M SOFR	5.75%	2/13/2032	100,605	99,601	99,175	5,6,10,19
Truck-Lite CO., LLC	Delayed Draw	1.00%	3M SOFR		2/13/2032	481,478	(3,442)	(5,639)	5,6,7,8,10,26
Truck-Lite CO., LLC	Delayed Draw	9.91%	1M SOFR	5.75%	2/13/2032	970,016	377,666	373,240	5,6,8,10
TVG- MGT Merger, LLC	First Lien Term Loan	9.18%	1M SOFR	5.00%	4/10/2029	2,552,172	2,526,771	2,532,034	5,6,11,19
TVG- MGT Merger, LLC	Delayed Draw	9.15%	1M SOFR	5.00%	4/10/2029	2,402,308	487,433	494,119	5,6,8,11
TVG- MGT Merger, LLC	Revolver	11.25%	PRIME	4.00%	4/10/2029	332,356	163,080	163,912	5,6,8,11
Tvg Shelby Buyer, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	3/27/2028	822,917	814,248	805,142	5,6,11,19
Tvg Shelby Buyer, Inc.	Revolver	0.50%	3M SOFR		3/27/2028	83,333	(824)	(1,490)	5,6,7,8,11
Tvg Shelby Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	3/27/2028	832,540	153,751	149,844	5,6,8,11
Upland Software, Inc.	First Lien Term Loan	10.32%	3M SOFR	6.00%	7/25/2031	7,466,667	7,338,840	7,337,288	5,6,13
Upland Software, Inc.	First Lien Term Loan	10.32%	3M SOFR	6.00%	7/25/2031	3,200,000	3,145,217	3,144,552	5,6,13,19
Upland Software, Inc.	Revolver	0.50%	3M SOFR		7/25/2031	1,333,333	(23,169)	(23,103)	5,6,7,8,13
USIC Holdings, Inc.	First Lien Term Loan	9.70%	3M SOFR	5.50%	9/10/2031	3,346,708	3,329,266	3,309,145	5,6,10,19
USIC Holdings, Inc.	Revolver	9.44%	3M SOFR	5.25%	9/10/2031	429,163	147,451	144,796	5,6,8,10
USIC Holdings, Inc.	Delayed Draw	9.70%	3M SOFR	5.50%	9/10/2031	198,332	90,166	90,285	5,6,8,10
USN OpCo, LLC	First Lien Term Loan	10.18%	3M SOFR	5.75%	12/21/2026	1,573,571	1,567,108	1,568,158	5,6,11,20
USN OpCo, LLC	Delayed Draw	1.00%	3M SOFR		12/21/2026	3,333,333	(18,852)	(11,438)	5,6,7,8,11,26
UVC Management LLC	Delayed Draw	9.68%	3M SOFR	5.50%	11/18/2028	3,745,125	2,241,928	2,252,861	5,6,8,11
Vacation Rental Brands, LLC	First Lien Term Loan	9.51%	3M SOFR	5.25%	5/6/2032	960,875	951,562	953,706	5,6,11
Vacation Rental Brands, LLC	First Lien Term Loan	9.51%	3M SOFR	5.25%	5/6/2032	4,582,208	4,536,573	4,548,022	5,6,11,19
Vacation Rental Brands, LLC	Revolver	0.50%	3M SOFR		5/6/2032	555,419	(5,067)	(4,144)	5,6,7,8,11
Vacation Rental Brands, LLC	Delayed Draw	1.00%	3M SOFR		5/6/2032	427,673	(1,946)	(1,039)	5,6,7,8,11,26
Vascular Technology, Inc	First Lien Term Loan	9.17%	3M SOFR	5.00%	4/15/2031	4,370,142	4,323,285	4,326,409	5,6,11,20

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Vehlo Purchaser, LLC	Delayed Draw	9.16%	1M SOFR	5.00%	5/24/2028	$7,024,979	$4,246,905	$4,251,694	5,6,8,10
Vensure Employer Services, Inc.	Delayed Draw	9.08%	3M SOFR	5.00%	9/27/2031	318,231	54,869	54,721	5,6,8,9
Vensure Employer Services, Inc.	First Lien Term Loan	9.29%	3M SOFR	4.99%	9/27/2031	562,860	560,070	557,694	5,6,9
Vensure Employer Services, Inc.	First Lien Term Loan	9.29%	3M SOFR	4.99%	9/27/2031	3,092,117	3,070,254	3,063,743	5,6,9,19
Vertex Service Partners, LLC	First Lien Term Loan	10.00%	3M SOFR	6.00%	11/8/2030	1,697,054	1,699,749	1,677,480	5,6,10,20
Vertex Service Partners, LLC	Delayed Draw	9.25%	3M SOFR	5.25%	11/8/2030	1,470,622	280,240	287,743	5,6,8,11
VISUSWR LLC	First Lien Term Loan	10.06%	6M SOFR	6.00%	11/8/2029	1,672,313	1,674,969	1,664,156	5,6,11,20
VITAL PURCHASER, LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	8/7/2030	1,817,640	1,786,582	1,784,858	5,6,11,19
VITAL PURCHASER, LLC	Revolver	0.50%	3M SOFR		8/7/2030	164,000	(1,997)	(2,934)	5,6,7,8,11
Vortex Companies, LLC	First Lien Term Loan	9.16%	1M SOFR	5.00%	5/7/2032	3,133,645	3,110,236	3,118,773	5,6,11,19
Vortex Companies, LLC	Delayed Draw	11.25%	3M SOFR	7.25%	5/7/2032	1,889,635	280,692	285,378	5,6,8,11
VRC Companies, LLC	First Lien Term Loan	9.56%	3M SOFR	5.25%	6/29/2027	3,928,300	3,928,300	3,927,624	5,6,11,19
VTC Buyer Corp.	First Lien Term Loan	9.57%	3M SOFR	5.25%	7/15/2031	2,537,113	2,518,124	2,520,497	5,6,11,19
VTC Buyer Corp.	Revolver	0.50%	3M SOFR		7/15/2031	802,907	(5,813)	(5,258)	5,6,7,8,11
VTC Buyer Corp.	Delayed Draw	1.00%	3M SOFR		7/15/2031	1,322,262	(9,747)	(8,660)	5,6,7,8,11,26
VTC Buyer Corp.	Delayed Draw	1.00%	3M SOFR		7/15/2031	925,954	(6,826)	(6,064)	5,6,7,8,11,26
Vybond Buyer LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	2/3/2032	5,092,251	5,021,027	5,015,065	5,6,10,19
Vybond Buyer LLC	Revolver	0.50%	6M SOFR		2/3/2032	967,673	(13,176)	(14,627)	5,6,7,8,10
Vybond Buyer LLC	Delayed Draw	1.00%	6M SOFR		2/3/2032	1,290,231	(8,795)	(9,777)	5,6,7,8,10,26
W.A. Kendall and Company, LLC	Delayed Draw	10.33%	6M SOFR	5.75%	4/22/2030	74,857	74,133	74,236	5,6,11
W.A. Kendall and Company, LLC	First Lien Term Loan	10.38%	6M SOFR	5.75%	4/22/2030	1,226,047	1,214,175	1,215,875	5,6,11,19
W.A. Kendall and Company, LLC	Delayed Draw	10.34%	6M SOFR	5.75%	4/22/2030	6,537,241	6,499,026	6,490,114	5,6,11,20
W.A. Kendall and Company, LLC	Revolver	10.77%	3M SOFR	6.22%	4/22/2030	253,033	105,453	105,867	5,6,8,11
W.A. Kendall and Company, LLC	Delayed Draw	10.22%	1M SOFR	5.75%	4/22/2030	1,842,818	338,014	340,414	5,6,8,11
WCHG Buyer	First Lien Term Loan	9.15%	6M SOFR	5.00%	4/10/2031	7,007,042	6,974,820	6,961,844	5,6,11,19
Western Smokehouse Partners, LLC	First Lien Term Loan	10.07%	3M SOFR	5.75%	3/31/2029	7,265,063	7,171,717	7,209,573	5,6,11,19

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Senior Secured Loans (continued)
North America (continued)
Western Smokehouse Partners, LLC	Revolver	0.50%	3M SOFR		3/31/2029	$309,122	$(3,870)	$(2,414)	5,6,7,8,11
Western Smokehouse Partners, LLC	Delayed Draw	10.03%	1M SOFR	5.75%	3/31/2029	959,651	147,210	154,021	5,6,8,11
Wges Buyer Inc.	Delayed Draw	9.90%	3M SOFR	5.50%	11/5/2027	714,087	712,254	706,544	5,6,11,20
Wges Buyer Inc.	Delayed Draw	9.90%	3M SOFR	5.50%	11/5/2027	5,964,575	3,140,234	3,106,982	5,6,8,11
Wharf Street Ratings Acquisition LLC	First Lien Term Loan	8.91%	1M SOFR	4.75%	9/16/2032	3,263,102	3,246,853	3,246,786	5,6,10,19
Wharf Street Ratings Acquisition LLC	Revolver	0.50%	3M SOFR		9/16/2032	374,332	(1,861)	(1,872)	5,6,7,8,10
Wharf Street Ratings Acquisition LLC	Delayed Draw	1.00%	3M SOFR		9/16/2032	362,567	(1,802)	(1,813)	5,6,7,8,10,26
World Insurance Associates, LLC	First Lien Term Loan	9.00%	3M SOFR	5.00%	4/3/2030	9,950,000	9,950,000	9,950,000	5,6,11,19
Worldwide Insurance Network, LLC	First Lien Term Loan	10.00%	3M SOFR	5.70%	5/28/2030	824,787	817,926	821,969	5,6,10,19
Worldwide Insurance Network, LLC	Delayed Draw	1.00%	3M SOFR		5/28/2030	1,190,240	(11,490)	(10,905)	5,6,7,8,10,26
Worldwide Insurance Network, LLC	Delayed Draw	10.11%	3M SOFR	5.81%	5/28/2030	660,457	509,149	510,543	5,6,8,10
Ya Ya Foods Corp	First Lien Term Loan	9.15%	3M SOFR	4.75%	8/26/2027	297,307	296,513	296,490	5,6,11,20
Zone Climate Services Inc	First Lien Term Loan	9.98%	3M SOFR	5.50%	3/9/2028	4,898,477	4,906,257	4,898,472	5,6,11,20
Total Direct Lending - Senior Secured Loans - North America							$775,471,435	$775,173,903
Total Direct Lending - Senior Secured Loans							$789,148,713	$788,849,274

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Collateralized Loan Obligations and Warehouses - 28.5% of NAV									1,2,3,6
North America - 28.5% of NAV
Audax Senior Debt CLO 12, LLC	Subordinated Notes				4/22/2037	$2,250,000	$2,081,250	$2,242,903
Barings Middle Market CLO Ltd. 2025-I	Subordinated Notes				4/22/2038	35,843,500	35,673,713	36,740,992
Birch Grove CLO 10 Ltd	Subordinated Notes				1/22/2038	1,500,000	1,500,000	1,509,635
Birch Grove CLO 12 Ltd	Subordinated Notes				4/22/2038	1,500,000	1,499,500	1,596,165
Birch Grove CLO Ltd	Subordinated Notes				7/17/2037	1,391,250	946,610	946,707
Carlyle US CLO 2025-2, Ltd	Subordinated Notes				7/25/2038	13,657,437	12,111,306	12,590,122
Churchill Middle Market CLO VI Ltd	Subordinated Notes				4/25/2037	43,052,619	43,031,902	44,234,502

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Collateralized Loan Obligations and Warehouses (continued)
North America (continued)
CIFC Funding 2024-V, Ltd	Subordinated Notes				1/22/2038	2,286,600	$1,983,959	$2,016,491	19
CIFC Stone Warehouse III LTD	Warehouse					9,474,000	9,474,000	9,474,000	8
Great Lakes CLO VIII Ltd	Subordinated Notes				7/15/2037	95,650,000	93,408,680	95,882,490
Jefferies Credit Partners Direct Lending CLO
2025-1 Ltd._CLO	Warehouse					13,576,765	13,576,765	13,576,765	8
Nxt Capital Clo 2024-1 Llc	Subordinated Notes				1/15/2037	38,418,000	36,647,555	37,816,872
NXTC 2024-1A Class E Loan	Class E Note	12.13%	3M SOFR	7.81%	1/15/2037	17,100,000	16,955,680	16,936,829	5
Total Direct Lending - Collateralized Loan Obligations and Warehouses- North America							$268,890,920	$275,564,473
Total Direct Lending - Collateralized Loan Obligations and Warehouses							$268,890,920	$275,564,473

Investments	Acquisition Date	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated Investments (continued)
Investment Funds - 4.40% of NAV				1
North America - 4.40% of NAV
Barings Private Credit Corp	1/2/2025	$32,384,656	$31,816,764
Diameter Credity Company	9/17/2025	4,875,000	4,875,000	8,22
Trinitas Capital Management, LLC	1/31/2025	6,000,000	5,959,938	22
Total Direct Lending - Investment Funds - North America		$43,259,656	$42,651,702
Total Direct Lending - Investment Funds		$43,259,656	$42,651,702
Total Direct Lending		$1,101,299,289	$1,107,065,449

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

Investments	Acquisition Date	Cost	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments - 4.5% of NAV
Investment Funds - 1.3% of NAV				1,22
North America - 1.3% of NAV
Carlyle Santiago Aggregator, L.P.	8/23/2024	$3,132,804	$3,199,428
Castlelake Consumer Receivables Opportunity III, L.P.	6/12/2024	4,120,227	5,299,003	8,23
Castlelake Consumer Receivables Opportunity IV, L.P.	11/12/2024	3,921,034	4,288,114	8,23
Total Specialty Credit - Investment Funds - North America		$11,174,065	$12,786,545
Total Specialty Credit - Investment Funds		$11,174,065	$12,786,545

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost[25]	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated Investments (continued)
Private Lending - 3.2% of NAV									1,2,3,6
North America - 3.2% of NAV
AR3 LLC	First Lien Term Loan	10.47%	1M SOFR	6.00%	12/31/2032	$4,000,000	$4,038,046	$4,032,237	4,5,17
CLGF Holdco 2, LLC	First Lien Term Loan	12.50%	Fixed	12.50%	4/23/2030	8,330,000	8,211,403	8,273,885	4,24
Heights Financing I	Revolver	13.97%	1M SOFR	10.00%	10/31/2026	4,000,000	3,998,387	3,998,622	5,8
Heights Financing II	Revolver	12.85%	1M SOFR	9.50%	10/31/2026	4,000,000	3,575,272	3,582,433	4,5,8,16
Klover Receivables SPV I, LLC	Revolver	16.75%	Fixed	16.75%	7/31/2026	3,342,761	3,359,006	3,376,188	4,24
Mission Lane Credit Card Master Trust JPM	Revolver	12.85%	1M SOFR	12.85%	12/12/2025	1,233,823	372,772	372,976	5,8
Pipe Warehouse Trust II	Delayed Draw	10.60%	3M SOFR	6.00%	12/31/2032	4,000,000	1,272,288	1,246,366	4,5,8,16
SPC Jamboree Lender LLC	Revolver	10.13%	1M SOFR	6.00%	12/31/2032	4,000,000	1,891,892	1,891,892	4,5,18
Symmetry Holdco, LLC	First Lien Term Loan	12.03%	1M SOFR	7.88%	12/27/2029	4,053,034	3,992,441	3,993,005	4,5,16,19
Total Specialty Credit - Private Lending - North America							$30,711,507	$30,767,604
Total Specialty Credit - Private Lending							$30,711,507	$30,767,604
Total Specialty Credit							$41,885,572	$43,554,149
Total Investments - 119.0% of NAV							$1,143,184,861	$1,150,619,598
Liabilities in excess of other assets - (19.0)% of NAV								$(183,910,618)
Net Assets - 100.0%								$966,708,980

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

September 30, 2025 (unaudited)

1	Geographic region generally reflects the location of the investment manager for Investment Funds and company headquarters for other debt investments.

2	Fair value was determined using significant unobservable inputs.

3	Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

4	Senior secured debt investment.

5	Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) or an alternative base rate (commonly based on the Federal Fund Rate or the U.S. Prime Rate ("PRIME")), which generally reset periodically. For each such investment, the Fund has provided the reference rate used and the spread and the current contractual interest rate in effect at September 30, 2025. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of September 30, 2025. As of September 30, 2025, effective rates for 1 Month SOFR, 3 Month SOFR, 6 Month SOFR and PRIME are 4.308%, 4.349%, 4.370% and 7.250%, respectively. For companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2025. Certain investments are subject to a SOFR floor and have been provided.

6	Income producing investment that pays all interest in cash.

7	Unfunded commitment. Interest reflects the unfunded commitment fee rate.

8	Investment has an unfunded commitment balance. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an unfunded commitment fee.

9	Interest rate on funded balance is subject to a floor of 0.50%.

10	Interest rate on funded balance is subject to a floor of 0.75%.

11	Interest rate on funded balance is subject to a floor of 1.00%.

12	Interest rate on funded balance is subject to a floor of 1.25%.

13	Interest rate on funded balance is subject to a floor of 1.50%.

14	Interest rate on funded balance is subject to a floor of 2.00%.

15	Interest rate on funded balance is subject to a floor of 2.50%.

16	Interest rate on funded balance is subject to a floor of 3.00%.

17	Interest rate on funded balance is subject to a floor of 3.50%.

18	Interest rate on funded balance is subject to a floor of 4.50%.

19	Security is held by CRDEX LLC and designated as collateral for borrowings on the JPMorgan Chase Bank, N.A. credit facility.

20	Security is held by Great Lakes SSG Holdings LLC and designated as collateral for borrowings on the Bank of Montreal credit facility.

21	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

22	Investment Funds typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These funds are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. As of September 30, 2025, the total fair value of restricted investments was $23.6 million, representing 2.4% of net assets. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.

23	Investment is non-income producing.

24	Interest rate is fixed.

25	For non-controlled, non-affiliated debt investments, cost represents amortized cost.

26	Position is an unfunded delayed draw term loan with no rate setting.